INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2023
Income Taxes [Abstract]
Significant components of deferred tax assets
The significant components of the Company’s deferred tax assets, resulting from temporary differences, unused tax credits and unused tax losses, that have not been included on the consolidated statements of financial position, are as follows:

As at	March 31, 2023	March 31, 2022
Non-capital loss carryforwards	20,248	13,256
Deferred compensation	1,089	1,146
R&D expenditures	1,053	—
Share issuance costs	1,303	1,526
Depreciation/CCA differences	(6)	(10)
Other	6	43
	23,693	15,961
Valuation allowance	(23,693)	(15,961)
	—	—

Non-capital losses expiration	The non-capital losses expire as follows:

Year of expiry	$
2040	740
2041	19,193
2042	12,234
2043	10,704
42,871
As at March 31, 2023, the Company has non-capital losses in the United States, which under certain circumstances can be used to reduce the taxable income of future years. The non-capital losses, stated in Canadian dollars, that will expire as follows:

Year of expiry	$
2041 - Pre-acquisition loss generated up to December 4, 2020	992
2041 - Loss generated in the period from December 4, 2020 to March 31, 2021	1,323
2042 - Loss generated in the year ended March 31, 2022	7,131
2043 - Loss generated in the year ended March 31, 2023	2,902
12,348